INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Carry-forwards losses and credits	$ 48,824	$ 42,202
Capital losses carry-forwards	89	96
Research and development expenses	16,367	11,848
Deferred revenues	12,343	11,005
Intangible assets	9,063	7,730
Share-based compensation	21,024	15,046
Operating lease liability	5,691	1,088
Accruals and other	12,224	4,638
Gross deferred tax assets before valuation allowance	125,625	93,653
Less: Valuation allowance	21,741	20,614
Total deferred tax assets	103,884	73,039
Deferred tax liabilities:
Intangible assets	2,892	2,189
Convertible senior notes	6	6,946
Deferred commission	21,885	14,969
Operating lease ROU asset	5,417	827
Property and equipment and other	875	941
Gross deferred tax liabilities	31,075	25,872
Net deferred tax assets	$ 72,809	$ 47,167